UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL 60606

(Address of principal executive offices)    (Zip code)

Beacon Hill Fund Services, Inc., 4041 North High Street, Suite 402, Columbus, Ohio 43214

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 527-3713

Date of fiscal year end: 10/31

Date of reporting period: 10/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Managed By:

Shay Assets Management, Inc.

ANNUAL REPORT

October 31, 2011

ASSET MANAGEMENT FUND

230 West Monroe Street

Chicago, IL 60606

CHAIRMAN’S LETTER

The Asset Management Fund (“AMF” and each series, a “Fund”) family of no load institutional mutual Funds is pleased to present shareholders the 2011 Annual Report.

Many of the trends we focused on in last year’s Market Overview remained at work in 2011 as another year of economic and political uncertainty unfolded. Investors continue to be challenged by events that have little precedent in the sphere of the G-20 world: sovereign debt defaults, political system breakdown, and economic stagnation. Seismic shifts in the distribution of economic and political power are rapidly changing the ability of countries to respond to these problems to assuage the markets. And when investors are faced with situations outside of their comfort zone, they typically react cautiously. Risk-on one day, risk-off the next.

While the U.S. is starting to emerge from its economic malaise, the crisis engulfing Europe is without precedent. In our view, there’s little doubt that Europe is headed for recession; the impact on the U.S. will be a function of how far EC leaders are willing to go to salvage the Euro by enforcing fiscal discipline on the weaker members. And with the economic outlook in China growing more uncertain, the U.S. has to look internally for ways to spur growth. New home construction, typically a catalyst to growth in recoveries, will help in 2012 but is unlikely to be the cure. More than ever, we need leadership out of Washington to put policies in place to spur economic growth. Unfortunately, the upcoming election cycle may limit meaningful action from Congress and the Administration, leaving the Fed with its blunt force tools to do the heavy lifting.

With the U.S. likely still several years away from a robust recovery, we expect that interest rates on direct government debt will remain at relatively low rates for the foreseeable future. However, financial company deleveraging means yields on government mortgage-backed securities should remain relatively attractive. With the AMF fixed income Funds increasing their focus on these securities, we continue to look to maximize shareholder value while vigilantly managing risk exposures.

Rodger D. Shay

Chairman

Asset Management Fund

The report has been prepared to provide information to the shareholders of the Funds and must be proceeded or accompanied by a prospectus. It is not to be construed as an offering to sell or buy any shares of the Funds. Such an offering is made only by the prospectus. You may obtain a current copy of the Prospectus by calling 1-800-527-3713 or at AMF’s website (www.amffunds.com). Investors should consider the investment objectives, risks, and expenses of the Funds before investing. Read the prospectus carefully before you invest. Like all Mutual Funds, the Funds are not FDIC insured, may lose value and have no bank guarantee.

MARKET OVERVIEW

October 31, 2011

After an energy cost-induced economic growth slowdown to start the year in the U.S., the economy has been accelerating all year, albeit at a slow pace. Large U.S. financial institutions, while still “Too Big To Fail”, are profitable, leverage is down, and credit is (slowly) expanding. Many have made great headway to the Basel II-induced deleveraging, so a “Lehman event” (i.e., the insolvency of a single firm generating massive negative feedback into the financial system) seems unlikely. However, headwinds from Europe give us pause in declaring a broad recovery, and the lack of employment growth remains a significant concern for the U.S.

The engineering by the Fed of multi-generational lows in interest rates is undoubtedly helping housing as well as corporations and state and municipal governments (we think households, in the aggregate, would probably prefer higher rates at this point to generate more income from savings). While many prognosticators point to the still historic highs in nominal debt relative to GDP and income, we counter those concerns with the fact that much of this debt is now longer term, fixed rate debt, and that the carrying costs of household debt is at a twenty year low. While high nominal debt balances was certainly a key cause of the massive de-leveraging in 2008-09, equally critical was the staggering mismatch between asset quality, liquidity, and maturity relative to liabilities.

Alas, given the preference of investors to own short term debt, someone has to be exposed to higher rates. Today, that entity is the Federal Reserve System and the U.S. Government. The Fed’s $2.8 trillion balance sheet holds a staggering amount of interest rate risk. The same goes for the U.S. federal government. When interest rates rise, the finances of both these entities will deteriorate rapidly. In some ways, all we’ve done over the past four years is move the credit problem from corporations and households up to federal government. We believe the Fed is facing the “mother-of-all conflicts of interest:” once they start to raise rates, they will be reducing the carry imbedded in their portfolio (the current annualized earnings of nearly $100 billion are used to reduce the federal budget deficit, by the way). The Fed’s portfolio will also experience mark-to-market losses; while that’s not economically important, it will be politically crucial, and once they hike rates above the coupon on their holdings, they will be generating real losses. The federal deficit is benefitting from near zero interest rates, but once rates are normalized the burden to the government will be all too real. Getting the U.S. national debt problems under control has never been more critical. Given the low level of interest rates, the AMF funds have generally been positioned towards the lower end of their interest rate risk targets; with hindsight, the funds would have earned some additional income had we taken on more interest rate exposure.

Of course, Congress can’t complain too much about potential losses at the Fed given the staggering losses coming out of FHLMC and FNMA (and GNMA may be next). Cumulative losses at these institutions will eventually exceed $200 billion. We are surprised at the slow pace that GSE reform is moving through Congress; this lack of clarity is slowing the recovery of the mortgage securitization market. The Home Affordable Refinance Program (HARP), the administration’s program to help underwater and credit-impaired borrowers access lower mortgage rates, has been only moderately successful. Even with all of the government effort to assist homeowners with weak credit to refinance their mortgage debt, our research tells us that prepayment rates will continue to be below historic norms for the foreseeable future. The funds, which benefitted in 2011 from exposure to higher coupons, should continue to focus on these assets in 2012.

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

MARKET OVERVIEW

October 31, 2011

Some important changes have been made to the AMF fixed income funds over the past year. The funds are much more focused on government and government agency securities. For example, the Ultra Short Mortgage Fund, the largest fund in the AMF family, will no longer invest in private label mortgage-backed securities. Most of the fund’s private label MBS holdings were sold in late 2010; while prices continued to climb in early 2011, they’ve declined sharply since then. Nonetheless, we believe that government and government agency MBS are attractive assets to own given their high credit quality and attractive yields.

The report has been prepared to provide information to the shareholders of the Funds and must be proceeded or accompanied by a prospectus. It is not to be construed as an offering to sell or buy any shares of the Funds. Such an offering is made only by the prospectus. You may obtain a current copy of the Prospectus by calling 1-800-527-3713 or at AMF’s website (www.amffunds.com). Investors should consider the investment objectives, risks, and expenses of the Funds before investing. Read the prospectus carefully before you invest. Like all Mutual Funds, the Funds are not FDIC insured, may lose value and have no bank guarantee.

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

ASSET MANAGEMENT FUND REVIEW

October 31, 2011

Ultra Short Mortgage Fund

The investment guidelines of the fund were changed in 2011 such that the only securities eligible for purchase by the Fund are government and government agency securities with a focus on mortgage-backed securities. With the Fed on hold throughout the year, interest rate volatility for shorter maturity U.S. government securities was relatively muted. As such, the fund focused on purchasing fixed rate securities backed by fixed rate loans. These securities generated slightly more yield than securities backed by adjustable rate mortgages. Also, the fund purchased securities backed by loans which are expected to have lower prepayment rates given their inability to refinance. Many homeowners with older, higher coupon mortgage loans are unable to refinance due to high current loan-to-values or other credit problems. This is true even though the federal government has initiated a number of programs to assist borrowers to overcome these issues. We expect that these securities will continue to have attractive yields relative to their interest rate risk. The Fund was ranked in the 11th percentile and the 16th percentile of the Morningstar Ultra Short Bond category for the one year periods ended October 31, 2010 and October 31, 2011, respectively.*

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

*	The Morningstar category is assigned based on the underlying securities in each portfolio. Morningstar places funds in a given category based on their portfolio statistics and compositions over the past three years. When necessary, Morningstar may change a category assignment based on recent changes to the portfolio. Morningstar has classified the Ultra Short Mortgage Fund in the Ultrashort Bond category. The Morningstar percentile rankings were based on 95 funds and 105 funds on 10/31/10 and 10/31/11, respectively. The one, three, five and ten year percentile rankings for the Ultra Short Fund in the Morningstar Ultrashort Bond category as of 10/31/10 and 10/31/11 were as follows:

	One year Percentile	Three year Percentile	Five year Percentile	Ten year Percentile
10/31/10	11th	100th	100th	100th
10/31/11	16th	57th	92nd	100th

The percentile rankings shown reflect any expenses that were voluntarily reduced during the periods presented. In such instances, and without this activity, the percentile rankings may have been higher.

ASSET MANAGEMENT FUND REVIEW

October 31, 2011

Ultra Short Fund

The credit quality of the fund was maintained at extremely high levels during the year, with assets held mainly in government and government agency mortgage-backed securities. The overall interest rate risk of the fund was maintained at relatively low levels. Also, the fund purchased securities backed by loans which are expected to have lower prepayment rates given their inability to refinance. Many homeowners with older, higher coupon mortgage loans are unable to refinance due to high current loan-to-values or other credit problems. This is true even though the federal government has initiated a number of programs to assist borrowers to overcome these issues. We expect that these securities will continue to have attractive yields relative to their interest rate risk. The Fund was ranked in the 100th percentile and the 60th percentile of the Morningstar Ultra Short Bond category for the one year periods ended October 31, 2010 and October 31, 2011, respectively.*

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

*	The Morningstar category is assigned based on the underlying securities in each portfolio. Morningstar places funds in a given category based on their portfolio statistics and compositions over the past three years. When necessary, Morningstar may change a category assignment based on recent changes to the portfolio. Morningstar has classified the Ultra Short Fund in the Ultrashort Bond category. The Morningstar percentile rankings were based on 95 funds and 105 funds on 10/31/10 and 10/31/11, respectively. The one, three and five year percentile rankings for the Ultra Short Fund in the Morningstar Ultrashort Bond category as of 10/31/10 and 10/31/11 were as follows:

	One year Percentile	Three year Percentile	Five year Percentile
10/31/10	100th	100th	100th
10/31/11	60th	100th	100th

The percentile rankings shown reflect any expenses that were voluntarily reduced during the periods presented. In such instances, and without this activity, the percentile rankings may have been higher.

ASSET MANAGEMENT FUND REVIEW

October 31, 2011

Short U.S. Government Fund

The investment guidelines of the fund were changed in 2011 such that the only securities eligible for purchase by the Fund are government and government agency securities with a focus on mortgage-backed securities. The overall interest rate risk of the fund was maintained at relatively low levels. Also, the fund purchased securities backed by loans which are expected to have lower prepayment rates given their inability to refinance. Many homeowners with older, higher coupon mortgage loans are unable to refinance due to high current loan-to-values or other credit problems. This is true even though the federal government has initiated a number of programs to assist borrowers to overcome these issues. We expect that these securities will continue to have attractive yields relative to their interest rate risk. The fund also made greater use of fixed rate agency passthrough securities given their high level of liquidity and enhanced disclosures. The Fund was ranked in the 76th percentile and the 77th percentile of the Morningstar Short Government Bond category for the one year periods ended October 31, 2010 and October 31, 2011, respectively.*

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

*	The Morningstar category is assigned based on the underlying securities in each portfolio. Morningstar places funds in a given category based on their portfolio statistics and compositions over the past three years. When necessary, Morningstar may change a category assignment based on recent changes to the portfolio. Morningstar has classified the Short U.S. Government Fund in the Short Government Bond category. The Morningstar percentile rankings were based on 177 funds and 161 funds on 10/31/10 and 10/31/11, respectively. The one, three, five and ten year percentile rankings for the Short U.S. Government Fund in the Morningstar Short Government Bond category as of 10/31/10 and 10/31/11 were as follows:

	One year Percentile	Three year Percentile	Five year Percentile	Ten year Percentile
10/31/10	76th	99th	99th	96th
10/31/11	77th	62nd	99th	91st

The percentile rankings shown reflect any expenses that were voluntarily reduced during the periods presented. In such instances, and without this activity, the percentile rankings may have been higher.

ASSET MANAGEMENT FUND REVIEW

October 31, 2011

Intermediate Mortgage Fund

The overall interest rate risk of the fund was maintained at relatively low levels. Also, the fund purchased securities backed by loans which are expected to have lower prepayment rates given their inability to refinance. Many homeowners with older, higher coupon mortgage loans are unable to refinance due to high current loan-to-values or other credit problems. This is true even though the federal government has initiated a number of programs to assist borrowers to overcome these issues. We expect that these securities will continue to have attractive yields relative to their interest rate risk. The fund also made greater use of fixed rate agency passthrough securities given their high level of liquidity and enhanced disclosures. The Fund was ranked in the 100th percentile and the 42nd percentile of the Morningstar Short Term Bond category for the one year periods ended October 31, 2010 and October 31, 2011, respectively.*

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

*	The Morningstar category is assigned based on the underlying securities in each portfolio. Morningstar places funds in a given category based on their portfolio statistics and compositions over the past three years. When necessary, Morningstar may change a category assignment based on recent changes to the portfolio. Morningstar has classified the Intermediate Mortgage Fund in the Short Term Bond category. The Morningstar percentile rankings were based on 474 funds and 440 funds on 10/31/10 and 10/31/11, respectively. The one, three, five and ten year percentile rankings for the Intermediate Mortgage Fund in the Morningstar Short Term Bond category as of 10/31/10 and 10/31/11 were as follows:

	One year Percentile	Three year Percentile	Five year Percentile	Ten year Percentile
10/31/10	100th	100th	100th	100th
10/31/11	42nd	100th	100th	100th

The percentile rankings shown reflect any expenses that were voluntarily reduced during the periods presented. In such instances, and without this activity, the percentile rankings may have been higher.

ASSET MANAGEMENT FUND REVIEW

October 31, 2011

U.S. Government Mortgage Fund

The overall interest rate risk of the fund was maintained at relatively low levels, particularly relative to its peers. The fund purchased securities backed by loans which are expected to have lower prepayment rates given their inability to refinance. Many homeowners with older, higher coupon mortgage loans are unable to refinance due to high current loan-to-values or other credit problems. This is true even though the federal government has initiated a number of programs to assist borrowers to overcome these issues. We expect that these securities will continue to have attractive yields relative to their interest rate risk. The fund also made greater use of fixed rate agency passthrough securities given their high level of liquidity and enhanced disclosures. The Fund was ranked in the 98th percentile and the 98th percentile of the Morningstar Intermediate Government Bond category for the one year periods ended October 31, 2010 and October 31, 2011, respectively.*

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

*	The Morningstar category is assigned based on the underlying securities in each portfolio. Morningstar places funds in a given category based on their portfolio statistics and compositions over the past three years. When necessary, Morningstar may change a category assignment based on recent changes to the portfolio. Morningstar has classified the U.S. Government Mortgage Fund in the Intermediate Government Bond category. The Morningstar percentile rankings were based on 373 funds and 359 funds on 10/31/10 and 10/31/11, respectively. The one, three, five and ten year percentile rankings for the U.S. Government Mortgage Fund in the Morningstar Intermediate Government Bond category as of 10/31/10 and 10/31/11 were as follows:

	One year Percentile	Three year Percentile	Five year Percentile	Ten year Percentile
10/31/10	98th	95th	95th	92nd
10/31/11	98th	99th	100th	100th

The percentile rankings shown reflect any expenses that were voluntarily reduced during the periods presented. In such instances, and without this activity, the percentile rankings may have been higher.

AMF LARGE CAP EQUITY FUND REVIEW

October 31, 2011

During the one-year period ending October 31, 2011, the AMF Large Cap Equity Fund (Class AMF) produced a total return of 8.66%. Total return figures for the benchmark indices were 5.33% for the Morningstar Large Blend category and 8.09% for the Standard & Poor’s 500 Index for the same period. This performance placed the Fund in the top 13th percentile ranking of the Morningstar Large Cap Blend category for the one-year period ending 10/31/11.* Total return assumes the reinvestment of all dividends and capital gains and the deduction of all applicable fees and expenses.

During the past twelve months, the domestic economy continued to make progress following the “Great Recession” of 2008-2009, however, the pace of growth deteriorated from the prior year period. Throughout the year, especially in the second half, the risk of a double dip recession intensified, although one has been avoided thus far. Gross Domestic Product (GDP) growth was barely positive at 0.4% for the first quarter of 2011. It subsequently improved to 1.3% in the second quarter and 2.0% in the third, although the rate of growth was not enough to make a dent in the high unemployment rate which remained above 9%. Consequently, consumer confidence declined in the latter half of the year, nearing its 2009 recession lows, due to the continued poor employment environment, weak income growth, increased inflationary pressures, and the absence of any housing recovery. Consumer confidence was also negatively affected by the lack of progress by congressional members on a deficit reduction plan during the summer which ultimately led to a downgrade of the U.S. credit rating from AAA by Standard & Poor’s ratings agency.

Further compounding issues were continuing concerns regarding Europe’s debt crisis, which led to a weakening of the European banking sector and caused an economic slowdown in Europe which may ultimately evolve into a recession. Economic growth worldwide will likely feel repercussions from the contentious European situation. Headlines out of Europe directly affected our stock market in the form of significant volatility especially during the late summer months. Swings of 1-3% were not uncommon on a daily basis during the past three

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

*	The Morningstar category is assigned based on the underlying securities in each portfolio. Morningstar categories help investors and investment professionals make meaningful comparisons between funds. Morningstar places funds in a given category based on their portfolio statistics and compositions over the past three years. When necessary, Morningstar may change a category assignment based on recent changes to the portfolio. Morningstar has classified the Large Cap Equity Fund in the Large Cap Blend category. The Morningstar percentile rankings were based on 1,840 funds on 10/31/11. The one, three and five year percentile rankings for the Large Cap Equity Fund in the Morningstar Large Cap Blend category as of 10/31/11 were as follows:

	One year Percentile	Three year Percentile	Five year Percentile	Ten year Percentile
10/31/11	13th	72nd	21st	77th

The percentile rankings shown reflect any expenses that were voluntarily or contractually reduced during the periods presented. In such instances, and without this activity, the percentile rankings may have been higher.

AMF LARGE CAP EQUITY FUND REVIEW

October 31, 2011

months. In order to address the weakening domestic economy, and likely some of the financial market volatility, the Federal Reserve maintained its accommodative stance keeping interest rates at near zero. It also announced that it will keep rates this low through mid-2013. Additionally, the Fed began purchasing government and mortgage securities with longer durations in an attempt to lower long-term interest rates. As a result, the 10-year Treasury yield dropped below 2% in September and October.

Even as economic growth stalled and stock market volatility increased, corporate profit growth remained strong throughout the year. After reducing cost structures during the 2008 - 2009 recession, business profits expanded as revenue growth slowly resumed. Corporate managers remained cautious due to elevated consumer uncertainty, increased government regulation and a lack of clarity regarding future taxation. As a result, capital expenditures were tepid and hiring was limited, meanwhile, productivity continued to improve. This led to strong cash flow generation which has resulted in significant growth of corporate cash balances as well as increased dividend growth and shareholder repurchases. High quality corporate credits have also been actively refinancing their liabilities at these historically low interest rates, further improving their balance sheets.

The AMF Large Cap Equity Fund’s investment philosophy focuses on investing in high quality, large capitalization common stocks. These companies typically have lower risk attributes due to their consistency of earnings and dividends. This investment approach results in the Fund having a higher concentration in industry sectors that are less sensitive to the economy and a lower concentration in sectors more sensitive to the economy. During rapidly rising markets, industry sectors most sensitive to the economy often outperform, while during falling markets, sectors least sensitive to the economy tend to outperform. Additionally, during periods of excessive volatility, such as those experienced during this past August and September, the Fund’s lower risk attributes typically have a dampening effect on the volatility. The relative performance of the Fund throughout the past year was consistent with these correlations.

Equity investment return can ultimately be defined as the fundamental growth in a company’s intrinsic value per share combined with any change in the discount or premium associated with that value. Over the short-term, stock price movements are largely determined by changes in the discount or premium associated with intrinsic value, which is largely influenced by investor sentiment. However, over the long-term, business fundamentals tend to have the largest impact on investment performance. The role of the Fund’s portfolio management team is to identify businesses that offer attractive long-term fundamental growth prospects that are available at attractive valuations. The portfolio is managed from a business-like perspective. The Fund’s capital is invested in portions of public companies, each of which generates cash flow and earnings for its shareholders. A vast majority of our ownership stakes pay out a portion of earnings in the form of dividends. Many of our companies also actively repurchase their own shares, which directly increases our ownership percentage.

The portfolio management team carefully monitors fundamental progress of the portfolio utilizing “owner earnings” much like an individual business owner would in his or her own company. Owner earnings are simply the earnings per share times the number of shares owned for each of the portfolio holdings. Since the AMF Fund is an open-ended mutual fund, the owner earnings must be converted into owner earnings per AMF share to be comparable over time periods. As of 10/31/11, owner earnings per AMF share increased by 19% versus

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

AMF LARGE CAP EQUITY FUND REVIEW

October 31, 2011

the prior year ending 10/31/10. This fundamental return was significantly higher than the total return of the Fund during the period. This was primarily due to a contraction in the collective price-to-earnings multiple for our portfolio holdings over the 12-month period. Cash dividends from portfolio companies were also received throughout the year and are an integral part of total return. The weighted average dividend yield of our portfolio holdings has increased over the past year.

In keeping with our focus on long-term ownership of high quality businesses, our portfolio turnover was quite low this past year at 7%. This was lower than our average of 14% during the prior three years. We will consider eliminating holdings in the portfolio if we believe current market value exceeds our estimate of intrinsic value, if fundamentals deteriorate measurably such that intrinsic value becomes permanently impaired, or if better opportunities exist for alternative investment. During the year, our businesses delivered favorable fundamental performance without attracting overly optimistic valuations. We did not see a compelling reason to eliminate any of our portfolio holdings during the year. However, we did add a new holding to the portfolio during early 2011. General Mills, the food products company best known for its Big G cereals, Progresso soup, Green Giant, Pillsbury and Yoplait brands, is our most recent addition to the portfolio. The company’s consistent earnings growth, attractive dividend, wide profit margins and high returns on capital and equity make this company a solid addition to the AMF Large Cap Equity Fund.

After nearly 20 years of managing this equity fund, your portfolio management team remains committed to the investment philosophy of investing in high quality, large capitalization companies for long-term wealth creation. Given current valuations associated with common stocks in general and high quality dividend paying companies in particular, we believe it is an opportune time to be a long-term investor, especially if one agrees with our outlook for continued slow economic growth and given the historically low interest rate environment.

Portfolio composition is subject to change.

Past performance does not guarantee future results. Investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Investment Comparison (Unaudited)

Comparison of change in value of a hypothetical $10,000 investment for the years ended October 31

Ultra Short Mortgage Fund

Gross Expense Ratio 0.87%
The above expense ratios are from the Funds’ prospectus dated March 1, 2011. Additional information pertaining to the Funds’ expense ratios as of October 31, 2011 can be found in the Financial Highlights.
Average Annual Total Return Periods Ending October 31, 2011
One Year	Five Year		Ten Year
0.97%	(1.42%	)	0.55%

Ultra Short Fund

Gross Expense Ratio 0.93%
The above expense ratios are from the Funds’ prospectus dated March 1, 2011. Additional information pertaining to the Funds’ expense ratios as of October 31, 2011 can be found in the Financial Highlights.
Average Annual Total Return Periods Ending October 31, 2011
One Year	Five Year		Since Inception (Nov 14, 2001)
0.10%	(7.65%	)	(2.67%)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. The Barclay 6 Month T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities. To obtain current month-end performance information for any of the AMF Funds, please call 1-800-527-3713.

Investment Comparison (Unaudited)

Comparison of change in value of a hypothetical $10,000 investment for the years ended October 31

Short U.S. Government Fund

Gross Expense Ratio 0.63%
The above expense ratios are from the Funds’ prospectus dated March 1, 2011. Additional information pertaining to the Funds’ expense ratios as of October 31, 2011 can be found in the Financial Highlights.
Average Annual Total Return Periods Ending October 31, 2011
One Year	Five Year	Ten Year
0.43%	1.40%	2.08%

Intermediate Mortgage Fund

Gross Expense Ratio 0.67%
The above expense ratios are from the Funds’ prospectus dated March 1, 2011. Additional information pertaining to the Funds’ expense ratios as of October 31, 2011 can be found in the Financial Highlights.
Average Annual Total Return Periods Ending October 31, 2011
One Year	Five Year		Ten Year
1.09%	(8.79%	)	(3.14%	)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. The Barclay 1-3 Year Government Index is an unmanaged index generally representative of government securities with maturities of one to three years. The Barclay Fixed Rate Mortgage Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Barclay 1-5 Year Government Index is an unmanaged index generally representative of government securities with maturities of one to five years. The indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities. To obtain current month-end performance information for any of the AMF Funds, please call 1-800-527-3713.

Investment Comparison (Unaudited)

Comparison of change in value of a hypothetical $10,000 investment for the years ended October 31

U.S. Government Mortgage Fund

Gross Expense Ratio 0.60%
The above expense ratios are from the Funds’ prospectus dated March 1, 2011. Additional information pertaining to the Funds’ expense ratios as of October 31, 2011 can be found in the Financial Highlights.
Average Annual Total Return Periods Ending October 31, 2011
One Year	Five Year	Ten Year
1.68%	1.28%	2.34%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. The Barclay Fixed Rate Mortgage Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities. To obtain current month-end performance information for any of the AMF Funds, please call 1-800-527-3713.

Investment Comparison (Unaudited)

Comparison of change in value of a hypothetical $10,000 investment for the years ended October 31

Large Cap Equity Fund

The following graph shows that an investment of $10,000 in the Class AMF of the Fund on October 31, 2001 would have been worth $12,787 on October 31, 2011, assuming all dividends and distributions had been reinvested. A similar investment in the S&P 500, over the same period, would have been to $14,368. A similar investment in the Morningstar Large Cap Blend, over the same period, would have worth to $13,511.

Gross Expense Ratio Class AMF 1.15% Class H 0.90%
The above expense ratios are from the Funds’ prospectus dated March 1, 2011. Additional information pertaining to the Funds’ expense ratios as of October 31, 2011 can be found in the Financial Highlights.
Average Annual Total Return Periods Ending October 31, 2011*
	One Year	Five Year		Ten Year	Since Inception
Class AMF	8.66%	0.94%		2.49%
Class H(1)	8.83%	N/A		N/A	19.34%
Morningstar Large Cap Blend	5.33%	(0.31%	)	3.46%
S&P 500	8.09%	0.25%		3.69%

*     Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Average annual returns are stated for periods greater than one year. The S&P 500 does not include a reduction in total return for expenses.

(1)	Class H of the Fund commenced operations on February 20, 2009. An investment of $10,000 in Class H on February 20, 2009 would have been worth $16,098 on October 31, 2011.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Performance figures in the table and graph do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. The Morningstar Large Cap Blend Average consists of funds that, by portfolio practice, invest at least 70% of assets in domestic stocks in the top 70% of the capitalization of the U.S. equity market. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios’ returns are often similar to those of the S&P 500 Index. The Standard & Poors 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole. Each of these indices represents an unmanaged group of securities that differ from the composition of each AMF Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities. To obtain current month-end performance information for any of the AMF Funds, please call 1-800-527-3713.

ASSET MANAGEMENT FUND

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		615	$615

TOTAL INVESTMENT COMPANIES			615

	Percentage of Net Assets	Principal Amount	Value
REPURCHASE AGREEMENTS	100.0%
Bank of America, 0.09%, (Agreement dated 10/31/11 to be repurchased at $19,650,049 on 11/1/11. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Securities, 1.69% - 2.65%, with a value of $20,043,000, due at 8/20/61)		$19,650,000	$19,650,000

TOTAL REPURCHASE AGREEMENTS			19,650,000

TOTAL INVESTMENTS (Cost $19,650,615)(a)	100.0%		19,650,615
NET OTHER ASSETS (LIABILITIES)	0.0%		574

NET ASSETS	100.0%		$19,651,189

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	53.3%
1 Yr. Constant Maturity Treasury Based ARMS	38.8%
Fannie Mae
2.55%		7/1/28	$2,209,570	$2,307,750
2.16%		8/1/29	1,759,558	1,807,247
2.95%		3/1/30	247,520	256,264
2.46%		5/1/33	853,637	879,798
2.54%		9/1/33	2,895,985	3,019,605
2.46%		1/1/35	5,798,408	6,113,179
2.37%		1/1/35	7,539,892	7,871,789
2.50%		9/1/36	15,324,713	16,162,178
2.55%		6/1/37	20,244,109	21,399,237
2.74%		9/1/38	22,295,197	23,628,204
2.46%		9/1/38	9,609,703	10,136,987
3.34%		5/25/42	6,136,555	6,371,321
Fannie Mae Grantor Trust
3.77%		5/25/42	8,206,000	8,378,129
3.17%		8/25/43	9,756,355	10,384,420
Fannie Mae Whole Loan
4.05%		8/25/42	3,407,439	3,665,382
3.48%		8/25/42	9,524,983	10,249,786
3.28%		4/25/45	17,646,773	18,945,415
FHLMC Structured Pass-Through Securities
3.70%		3/25/44	2,386,370	2,408,833
Freddie Mac
3.02%		10/1/22	779,083	798,092
2.36%		9/1/27	1,170,658	1,207,288
2.34%		9/1/28	7,948,514	8,208,007
2.33%		9/1/30	701,651	718,396
2.43%		7/1/31	4,407,361	4,534,442

				169,451,749

6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.32%		6/1/21	980,019	983,650
1.81%		12/1/24	1,604,360	1,632,988
Freddie Mac
1.98%		1/1/26	675,367	690,054

				3,306,692

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND (continued)

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

6 Mo. London Interbank Offering Rate (LIBOR)	3.3%
Fannie Mae
1.65%		9/1/27	$3,231,768	$3,305,063
1.71%		3/1/28	2,882,417	2,943,405
2.19%		6/1/28	411,508	428,395
1.60%		9/1/33	1,353,320	1,382,051
1.71%		11/1/33	2,265,652	2,318,090
1.77%		11/1/33	1,117,245	1,145,919
Freddie Mac
2.52%		9/1/30	2,734,399	2,897,727

				14,420,650

Cost of Funds Index Based ARMS	8.8%
Fannie Mae
3.57%		2/1/28	13,170,817	13,914,911
2.59%		8/1/33	7,853,388	8,138,786
3.01%		11/1/36	8,949,251	9,440,348
2.60%		6/1/38	6,814,162	7,066,482

				38,560,527

HYBRID ARMS	1.6%
Freddie Mac
5.65%		11/1/36	6,655,469	6,960,336

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				232,699,954

FIXED RATE MORTGAGE-RELATED SECURITIES	39.4%
15 Yr. Securities	5.5%
Fannie Mae
3.00%(a)		10/14/16	19,500,000	19,969,229
Freddie Mac
4.00%		12/1/25	3,723,714	3,907,457

				23,876,686

30 Yr. Securities	3.1%
Fannie Mae
6.00%		5/1/39	12,491,195	13,804,582

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND (continued)

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

Collateralized Mortgage Obligations	30.8%
Fannie Mae
5.00%(b)		2/25/18	$5,076,515	$5,434,367
4.00%		10/25/23	3,024,269	3,140,849
5.00%		3/25/24	6,542,932	7,054,359
6.00%		1/25/32	9,500,000	10,056,700
5.50%(b)		9/25/33	16,060,983	16,390,827
5.50%		9/25/34	7,583,815	7,736,318
5.50%		2/25/38	15,690,134	16,160,210
Freddie Mac
4.50%		12/15/13	1,390,944	1,396,446
5.00%		7/15/32	9,205,539	9,386,132
6.00%		2/15/33	12,545,000	13,199,096
5.50%		2/15/33	11,610,302	12,142,132
Government National Mortgage Association
4.49%		10/16/25	105,162	105,302
4.77%		8/16/27	14,319,882	14,625,325
5.08%		1/16/30	357,619	364,189
5.00%		8/20/35	11,143,814	11,531,412
4.50%		11/20/36	5,550,824	5,647,237

				134,370,901

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				172,052,169

U.S. GOVERNMENT AGENCIES	3.1%
FDIC Structured Sale Guaranteed Notes
1.68%(c)		1/7/13	2,500,000	2,484,325
3.00%(c)		9/30/19	2,197,673	2,209,936

				4,694,261

FDIC Trust
2.18%(c)		5/25/50	8,806,450	8,795,671

TOTAL U.S. GOVERNMENT AGENCIES				13,489,932

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			544	$544

TOTAL INVESTMENT COMPANIES				544

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND (concluded)

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Principal Amount	Value

REPURCHASE AGREEMENTS	9.6%
Bank of America, 0.09%, (Agreement dated 10/31/11 to be repurchased at $41,634,104 on 11/1/11. Collateralized by Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 1.99% - 5.30%, with a value of $42,466,681, due at 8/20/60 - 8/20/61)		$41,634,000	$41,634,000

TOTAL REPURCHASE AGREEMENTS			41,634,000

TOTAL INVESTMENTS (Cost $452,099,122)(d)	105.4%		459,876,599
NET OTHER ASSETS (LIABILITIES)	(5.4)%		(23,392,012)

NET ASSETS	100.0%		$436,484,587

*	The rates presented are the rates in effect at October 31, 2011.
(a)	TBA and When-Issued Security.
(b)	Security held as collateral for When-Issued Security.
(c)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(d)	Represents cost for financial reporting purposes.

FHLMC  Federal Home Loan Mortgage Corporation.

FDIC  Federal Deposit Insurance Corporation.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	65.6%
1 Yr. Constant Maturity Treasury Based ARMS	65.6%
Fannie Mae
2.34%		10/1/28	$158,433	$164,333
2.77%		12/1/30	465,695	488,933
2.34%		7/1/33	630,938	653,646
2.74%		9/1/38	969,468	1,027,432
Freddie Mac
2.46%		11/1/28	165,914	173,657
2.97%		1/1/29	588,128	619,178
2.37%		7/1/30	426,930	439,724
2.43%		9/1/30	80,724	84,516
2.60%		8/1/31	967,700	1,006,080

				4,657,499

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				4,657,499

FIXED RATE MORTGAGE-RELATED SECURITIES	29.7%
Collateralized Mortgage Obligations	29.7%
Fannie Mae
6.00%		1/25/32	500,000	529,300
Freddie Mac
6.00%		2/15/33	1,500,000	1,578,210

				2,107,510

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				2,107,510

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	4.2%
Northern Institutional Treasury Portfolio			295,738	$295,738

TOTAL INVESTMENT COMPANIES				295,738

TOTAL INVESTMENTS (Cost $6,994,333)(a)	99.5%			7,060,747
OTHER NET ASSETS (LIABILITIES)	0.5%			32,800

NET ASSETS	100.0%			$7,093,547

*	The rates presented are the rates in effect at October 31, 2011.
(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	34.4%
1 Yr. Constant Maturity Treasury Based ARMS	34.4%
Fannie Mae
2.66%		5/1/31	$581,347	$609,118
2.46%		1/1/35	495,926	522,848
2.50%		9/1/36	712,777	751,729
2.74%		9/1/38	1,736,964	1,840,816
Fannie Mae Grantor Trust
3.77%		5/25/42	928,898	948,383
3.17%		8/25/43	1,905,241	2,027,891
Freddie Mac
2.44%		3/1/27	319,815	332,322
2.60%		8/1/31	1,411,394	1,467,373

				8,500,480

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,500,480

FIXED RATE MORTGAGE-RELATED SECURITIES	62.0%
15 Yr. Securities	22.8%
Fannie Mae
3.50%		7/1/21	2,361,946	2,476,181
2.50%		2/1/26	480,514	485,612
3.00%(a)		10/14/26	2,600,000	2,662,564
Freddie Mac
8.00%		12/17/15	18,490	19,442

				5,643,799

Collateralized Mortgage Obligations	39.2%
Freddie Mac
4.50%(b)		4/15/19	2,918,904	3,137,323
6.00%		2/15/33	4,300,000	4,524,202
Government National Mortgage Association
4.77%		8/16/27	622,604	635,884
3.83%		6/16/31	735,897	751,213
4.50%		11/20/36	646,133	657,356

				9,705,978

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				15,349,777

See notes to financial statements.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND (concluded)

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCIES	2.0%
FDIC Structured Sale Guaranteed Notes
1.68%(c)		1/7/13	$500,000	$496,865

TOTAL U.S. GOVERNMENT AGENCIES				496,865

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			537	$537

TOTAL INVESTMENT COMPANIES				537

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	12.1%
Bank of America, 0.09%, (Agreement dated 10/31/11 to be repurchased at $2,992,007 on 11/1/11 Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Security, 1.69%, with a value of $3,051,841, due at 8/20/61)			$2,992,000	$2,992,000

TOTAL REPURCHASE AGREEMENTS				2,992,000

TOTAL INVESTMENTS (Cost $26,940,176)(d)	110.5%			27,339,659
NET OTHER ASSETS (LIABILITIES)	(10.5)%			(2,601,379)

NET ASSETS	100.0%			$24,738,280

*	The rates presented are the rates in effect at October 31, 2011.
(a)	TBA and When-Issued Security.
(b)	Security held as collateral for When-Issued Security.
(c)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(d)	Represents cost for financial reporting purposes.

FDIC  Federal Deposit Insurance Corporation.

See notes to financial statements.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	13.0%
1 Yr. Constant Maturity Treasury Based ARMS	13.0%
Fannie Mae
2.65%		7/1/37	$1,805,178	$1,909,861
2.74%		9/1/38	1,333,019	1,412,719

				3,322,580

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				3,322,580

FIXED RATE MORTGAGE-RELATED SECURITIES	79.2%
15 Yr. Securities	70.6%
Fannie Mae
7.00%		3/1/15	40,386	42,732
7.00%		3/1/15	35,674	37,746
7.00%		3/1/15	73,338	77,599
7.50%		11/1/15	63,273	67,982
6.50%		1/1/16	56,218	59,679
6.00%		6/1/16	183,371	198,241
3.00%(a)		10/14/16	8,000,000	8,192,504
6.00%		7/1/17	213,231	230,522
6.00%		7/1/17	117,214	126,720
3.50%(b)		7/1/21	1,889,557	1,980,945
2.50%		2/1/26	720,771	728,418
3.00%(b)		9/1/26	5,917,748	6,078,267
Freddie Mac
6.00%		6/1/17	233,702	251,804

				18,073,159

Collateralized Mortgage Obligations	8.6%
Fannie Mae
4.00%(b)		10/25/32	783,241	816,361
Government National Mortgage Association
4.77%		8/16/27	622,604	635,884
4.50%		11/20/36	734,194	746,946

				2,199,191

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				20,272,350

U.S. GOVERNMENT AGENCIES	8.5%
FDIC Structured Sale Guaranteed Notes
3.00%(c)		9/30/19	274,709	276,242

See notes to financial statements.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND (concluded)

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

FDIC Trust
2.18%(c)		5/25/50	$1,914,446	$1,912,102

TOTAL U.S. GOVERNMENT AGENCIES				2,188,344

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			995	$995

TOTAL INVESTMENT COMPANIES				995

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	31.1%
Bank of America, 0.09%, (Agreement dated 10/31/11 to be repurchased at $7,968,020 on 11/1/11. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Securities, 1.69%, with a value of $8,127,361, due at 8/20/61)			$7,968,000	$7,968,000

TOTAL REPURCHASE AGREEMENTS				7,968,000

TOTAL INVESTMENTS (Cost $33,376,279)(d)	131.8%			33,752,269
NET OTHER ASSETS (LIABILITIES)	(31.8)%			(8,147,497)

NET ASSETS	100.0%			$25,604,772

*	The rates presented are the rates in effect at October 31, 2011.
(a)	TBA and When-Issued Security.
(b)	Security held as collateral for When-Issued Security.
(c)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(d)	Represents cost for financial reporting purposes.

FDIC  Federal Deposit Insurance Corporation.

See notes to financial statements.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	35.0%
1 Yr. Constant Maturity Treasury Based ARMS	22.0%
Fannie Mae
2.65%		7/1/37	$2,818,772	$2,982,236
2.74%		9/1/38	1,938,937	2,054,864

				5,037,100

HYBRID ARMS	3.5%
Freddie Mac
5.65%		11/1/36	763,742	798,727

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	9.5%
Fannie Mae
0.66%		2/25/37	2,171,146	2,165,176

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,001,003

FIXED RATE MORTGAGE-RELATED SECURITIES	57.8%
15 Yr. Securities	21.1%
Fannie Mae
7.00%		3/1/15	49,070	51,921
3.50%		7/1/21	472,389	495,236
2.50%		2/1/26	720,771	728,418
3.00%(a)		9/1/26	2,958,874	3,039,134
3.00%(b)		10/14/26	500,000	512,031

				4,826,740

30 Yr. Securities	3.5%
Fannie Mae
5.00%		3/1/38	416,929	448,150
Government National Mortgage Association
7.50%		2/15/24	77,645	88,451
7.00%		4/15/27	88,849	101,095
6.00%		1/15/29	137,609	153,923

				791,619

Collateralized Mortgage Obligations	33.2%
Fannie Mae
4.00%		1/25/33	83,185	86,133
5.50%		12/25/36	3,138,481	3,593,253
Freddie Mac
4.50%		4/15/19	2,928,712	3,147,865
4.00%		3/15/33	134,121	142,680

See notes to financial statements.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND (concluded)

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

Government National Mortgage Association
4.77%		8/16/27	$622,603	$635,884

				7,605,815

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				13,224,174

U.S. GOVERNMENT AGENCIES	4.5%
FDIC Structured Sale Guaranteed Note
3.00%(c)		9/30/19	274,709	276,242
FDIC Trust
2.18%(c)		5/25/50	765,778	764,841

TOTAL U.S. GOVERNMENT AGENCIES				1,041,083

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			553	$553

TOTAL INVESTMENT COMPANIES				553

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	4.7%
Bank of America, 0.09%, (Agreement dated 10/31/11 to be repurchased at $1,076,003 on 11/1/11. Collateralized by Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 1.69% - 4.65%, with a value of $1,097,520, due at 2/20/61 - 8/20/61)			$1,076,000	$1,076,000

TOTAL REPURCHASE AGREEMENTS				1,076,000

TOTAL INVESTMENTS (Cost $22,389,309)(d)	102.0%			23,342,813
NET OTHER ASSETS (LIABILITIES)	(2.0)%			(467,382)

NET ASSETS	100.0%			$22,875,431

*	The rates presented are the rates in effect at October 31, 2011.
(a)	Security held as collateral for When-Issued Security.
(b)	TBA and When-Issued Security.
(c)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(d)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	96.4%
Aerospace & Defense	6.4%
General Dynamics Corp.		32,000	$2,054,080
United Technologies Corp.		40,000	3,119,200

			5,173,280

Air Freight & Logistics	3.1%
United Parcel Service, Inc.		35,000	2,458,400

Beverages	8.9%
Coca-Cola Co.		52,000	3,552,640
PepsiCo, Inc.		57,000	3,588,150

			7,140,790

Chemicals	1.9%
Praxair, Inc.		15,000	1,525,050

Commercial Banks	4.0%
Wells Fargo & Co.		125,000	3,238,750

Communications Equipment	2.1%
Cisco Systems, Inc.		90,000	1,667,700

Computers & Peripherals	4.6%
International Business Machines Corp.		20,000	3,692,600

Diversified Financial Services	3.5%
American Express Co.		55,000	2,784,100

Food & Staples Retailing	6.2%
Sysco Corp.		50,000	1,386,000
Wal-Mart Stores, Inc.		64,000	3,630,080

			5,016,080

Food Products	2.4%
General Mills, Inc.		50,000	1,926,500

Health Care Equipment & Supplies	5.5%
Becton, Dickinson & Co.		30,000	2,346,900
Medtronic, Inc.		60,000	2,084,400

			4,431,300

Hotels, Restaurants & Leisure	4.6%
McDonald’s Corp.		40,000	3,714,000

Household Products	4.4%
Procter & Gamble		55,000	3,519,450

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND (concluded)

SCHEDULE OF INVESTMENTS

October 31, 2011

	Percentage of Net Assets	Shares	Value

Industrial Conglomerates	6.3%
3M Company		32,000	$2,528,640
General Electric Co.		150,000	2,506,500

			5,035,140

Insurance	4.4%
Berkshire Hathaway, Inc.(a)		30	3,508,500

IT Services	1.9%
Automatic Data Processing		30,000	1,569,900

Oil & Gas Consumable Fuels	8.3%
Chevron Corp.		30,000	3,151,500
Exxon Mobil Corp.		45,000	3,514,050

			6,665,550

Pharmaceuticals	8.4%
Abbott Laboratories		60,000	3,232,200
Johnson & Johnson		55,000	3,541,450

			6,773,650

Software	4.3%
Microsoft Corp.		130,000	3,461,900

Specialty Retail	5.2%
Home Depot		50,000	1,790,000
TJX Companies		40,000	2,357,200

			4,147,200

TOTAL COMMON STOCKS			77,449,840

INVESTMENT COMPANIES	3.6%
Northern Institutional Treasury Portfolio		2,889,435	2,889,435

TOTAL INVESTMENT COMPANIES			2,889,435

TOTAL INVESTMENTS (Cost $58,585,147)(b)	100.0%		80,339,275
NET OTHER ASSETS (LIABILITIES)	0.0%		5,406

NET ASSETS	100.0%		$80,344,681

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND

STATEMENTS OF ASSETS & LIABILITIES

October 31, 2011

	Money Market Fund	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
Assets
Investments, at cost	$19,650,615	$452,099,122	$6,994,333	$26,940,176	$33,376,279	$22,389,309	$58,585,147
Investments, at value	$19,650,615	$459,876,599	$7,060,747	$27,339,659	$33,752,269	$23,342,813	$80,339,275
Receivable for dividends and interest	55	1,298,245	24,685	74,371	56,952	63,671	98,412
Receivable for investments sold	—	634,600	22,776	24,470	—	39,858	139,862
Receivable for capital shares sold	9,214	—	—	—	—	—	1,750
Receivable from Adviser/ Distributor	4,400	112,673	1,807	—	2,173	—	6,370

Total Assets	19,664,284	461,922,117	7,110,015	27,438,500	33,811,394	23,446,342	80,585,669
Liabilities
Income distribution payable	$61	$728,540	$8,802	$30,090	$31,781	$41,544	$—
Investment advisory fees payable	2,530	169,011	2,712	5,249	7,605	4,864	43,247
Administration fees payable	1,023	41,157	659	2,305	2,392	2,137	6,995
Distribution fees payable	2,531	93,894	1,506	3,149	3,259	2,919	15,924
Securities purchased payable	—	—	—	—	—	—	126,298
When issued securities payable	—	19,867,250	—	2,648,967	8,150,667	509,417	—
Capital shares redeemed payable	—	4,349,978	—	—	—	—	15,044
Accrued expenses and other payable	6,950	187,700	2,789	10,460	10,918	10,030	33,480

Total Liabilities	13,095	25,437,530	16,468	2,700,220	8,206,622	570,911	240,988

Net Assets	$19,651,189	$436,484,587	$7,093,547	$24,738,280	$25,604,772	$22,875,431	$80,344,681

Class I
Net assets	$19,651,189	$436,484,587	$7,093,547	$24,738,280	$25,604,772	$22,875,431	$—
Share of common stock outstanding	19,665,460	59,096,612	1,393,470	2,659,898	5,737,203	2,595,193	—
Net asset value per share	$1.00	$7.39	$5.09	$9.30	$4.46	$8.82	$—

Class AMF
Net assets	$—	$—	$—	$—	$—	$—	$76,904,863
Share of common stock outstanding	—	—	—	—	—	—	9,017,003
Net asset value per share	$—	$—	$—	$—	$—	$—	$8.53

Class H
Net assets	$—	$—	$—	$—	$—	$—	$3,439,818
Share of common stock outstanding	—	—	—	—	—	—	403,334
Net asset value per share	$—	$—	$—	$—	$—	$—	$8.53

Net Assets
Paid in capital	$19,652,003	$797,353,721	$36,882,840	$33,697,703	$80,356,128	$32,747,683	$56,793,610
Accumulated net investment income (loss)	—	44,175	3,601	2,419	(50)	1,869	50,190
Accumulated net realized gains (losses)	(814)	(368,690,786)	(29,859,308)	(9,361,325)	(55,127,296)	(10,827,625)	1,746,753
Unrealized appreciation (depreciation) on investments	—	7,777,477	66,414	399,483	375,990	953,504	21,754,128

Net assets	$19,651,189	$436,484,587	$7,093,547	$24,738,280	$25,604,772	$22,875,431	$80,344,681

See notes to financial statements

ASSET MANAGEMENT FUND

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2011

	Money Market Fund	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$18,322	$11,957,016	$178,310	$608,735	$724,290	$623,410	$—
Dividend income	—	—	—	—	—	—	2,031,494

Total investment income	18,322	11,957,016	178,310	608,735	724,290	623,410	2,031,494

Operating expenses:
Investment advisory	28,644	2,264,507	43,407	62,284	92,199	56,785	550,818
Distribution — Class AMF Shares	—	—	—	—	—	—	203,603
Distribution — Class I Shares	28,644	1,258,053	24,115	37,371	39,514	34,071	—
Administration	17,962	494,276	9,411	24,885	26,100	22,753	84,614
Legal	5,250	120,597	2,208	7,628	7,688	7,366	26,938
Registration	14,388	20,924	10,958	11,845	11,991	10,907	39,008
Trustees	3,622	118,039	2,286	5,391	5,748	4,588	16,618
Other	22,514	618,031	12,470	31,845	33,444	28,666	120,197

Total expenses before fee reductions	121,024	4,894,427	104,855	181,249	216,684	165,136	1,041,796

Expenses reduced by Investment Adviser	(94,368)	(1,006,454)	(19,292)	—	(26,342)	—	—
Expenses reduced by Distributor	(19,096)	(503,218)	(9,646)	—	—	—	(81,440)

Net expenses	7,560	3,384,755	75,917	181,249	190,342	165,136	960,356

Net investment income	10,762	8,572,261	102,393	427,486	533,948	458,274	1,071,138

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Realized gains (losses) from investment transactions	—	1,771,063	15,342	126,773	(254,091)	(101,029)	4,779,643
Change in unrealized appreciation (depreciation) on investments	—	(6,774,077)	(114,056)	(445,991)	(54,794)	41,502	1,645,315

Net realized and unrealized gains (losses) from investment activities	—	(5,003,014)	(98,714)	(319,218)	(308,885)	(59,527)	6,424,958

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,762	$3,569,247	$3,679	$108,268	$225,063	$398,747	$7,496,096

See notes to financial statements.

(This page intentionally left blank)

ASSET MANAGEMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$10,762	$18,930

Change in net assets resulting from operations	10,762	18,930

Dividends paid to stockholders:
From net investment income:
Class I Stockholders	(10,762)	(18,837)
Class D Stockholders	—	(93)

Total dividends paid to stockholders	(10,762)	(18,930)

Capital Transactions:
Class I Shares:
Proceeds from sale of shares	88,924,266	111,342,638
Value of shares issued to stockholders in reinvestment of dividends	9,972	17,242
Cost of shares repurchased	(88,586,168)	(113,398,431)
Class D Shares:
Proceeds from sale of shares	—	547,890
Value of shares issued to stockholders in reinvestment of dividends	—	89
Cost of shares repurchased	—	(1,549,226)

Change in net assets from capital transactions	348,070	(3,039,798)

Change in net assets	348,070	(3,039,798)
Net Assets:
Beginning of year	19,303,119	22,342,917

End of year	$19,651,189	$19,303,119

Accumulated net investment income (losses)	$—	$—

See notes to financial statements.

ASSET MANAGEMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund		Ultra Short Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$8,572,261	$24,844,502	$102,393	$957,798
Net realized gains (losses) from investment transactions	1,771,063	(287,155,424)	15,342	(19,988,019)
Change in unrealized appreciation (depreciation) on investments	(6,774,077)	310,257,569	(114,056)	18,608,697

Change in net assets resulting from operations	3,569,247	47,946,647	3,679	(421,524)

Dividends paid to stockholders:
From net investment income	(12,393,077)	(28,484,326)	(144,365)	(1,077,269)

Total dividends paid to stockholders	(12,393,077)	(28,484,326)	(144,365)	(1,077,269)

Capital Transactions:
Proceeds from sale of shares	17,090,829	—	—	—
Value of shares issued to stockholders in reinvestment of dividends	1,099,895	1,770,618	9,720	25,546
Value of shares redeemed	(254,997,532)	(230,862,089)	(7,171,509)	(5,245,409)

Change in net assets from capital transactions	(236,806,808)	(229,091,471)	(7,161,789)	(5,219,863)

Change in net assets	(245,630,638)	(209,629,150)	(7,302,475)	(6,718,656)
Net Assets:
Beginning of year	682,115,225	891,744,375	14,396,022	21,114,678

End of year	$436,484,587	$682,115,225	$7,093,547	$14,396,022

Accumulated undistributed net investment income (losses) (distributions in excess of income)	$44,175	$51,568	$3,601	$2,779

See notes to financial statements.

Short U.S. Government Fund		Intermediate Mortgage Fund		U.S. Government Mortgage Fund
Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010

$427,486	$785,747	$533,948	$2,434,653	$458,274	$847,308
126,773	(5,085,539)	(254,091)	(38,832,643)	(101,029)	(4,836,822)
(445,991)	4,926,020	(54,794)	35,301,206	41,502	4,958,853

108,268	626,228	225,063	(1,096,784)	398,747	969,339

(505,687)	(867,842)	(638,976)	(2,499,209)	(558,229)	(847,537)

(505,687)	(867,842)	(638,976)	(2,499,209)	(558,229)	(847,537)

12,026	61,516	10,000	—	10,000	—
45,437	76,817	7,843	59,680	27,340	43,648
(928,218)	(10,520,608)	(3,586,621)	(7,985,626)	(25,167)	(1,769,483)

(870,755)	(10,382,275)	(3,568,778)	(7,925,946)	12,173	(1,725,835)

(1,268,174)	(10,623,889)	(3,982,691)	(11,521,939)	(147,309)	(1,604,033)

26,006,454	36,630,343	29,587,463	41,109,402	23,022,740	24,626,773

$24,738,280	$26,006,454	$25,604,772	$29,587,463	$22,875,431	$23,022,740

$2,419	$(14,312)	$(50)	$7,233	$1,869	$1,843

ASSET MANAGEMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income	$1,071,138	$1,042,688
Net realized gains from investment transactions	4,779,643	552,483
Change in unrealized appreciation (depreciation) on investments	1,645,315	9,313,253

Change in net assets resulting from operations	7,496,096	10,908,424

Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(997,347)	(1,118,313)
Class H Stockholders	(46,516)	(43,869)

Total dividends paid to stockholders	(1,043,863)	(1,162,182)

Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	1,378,284	10,966,491
Value of shares issued to stockholders in reinvestment of dividends	711,408	802,483
Cost of shares repurchased	(19,790,834)	(9,505,526)
Class H Shares:
Proceeds from sale of shares	438,432	186,857
Value of shares issued to stockholders in reinvestment of dividends	46,516	43,772
Cost of shares repurchased	(197,091)	(187,145)

Change in net assets from capital transactions	(17,413,285)	2,306,932

Change in net assets	(10,961,052)	12,053,174
Net Assets:
Beginning of year	91,305,733	79,252,559

End of year	$80,344,681	$91,305,733

Accumulated net investment income	$50,190	$22,915

See notes to financial statements.

ASSET MANAGEMENT FUND

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.0006	0.0009	0.0009	0.0250	0.0512
Net realized losses from investments	—	—	—	—	—	(a)

Total from investment operations	0.0006	0.0009	0.0009	0.0250	0.0512

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0006)	(0.0009)	(0.0009)	(0.0250)	(0.0512)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	0.09%	0.09%	2.53%	5.24%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$19,651	$19,303	$21,342	$32,568	$131,720
Ratio of net expenses to average net assets	0.04%	0.06%	0.16%	0.20%	0.14%
Ratio of net investment income to average net assets	0.06%	0.09%	0.09%	2.82%	5.12%
Ratio of gross expenses to average net assets*	0.63%	0.51%	0.61%	0.43%	0.40%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Net realized losses per share were less than $0.00005.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$7.50	$7.33	$7.72	$9.62	$9.68

Income from investment operations:
Net investment income	0.1166	0.2054	0.3058	0.4290	0.5107
Net realized and unrealized gains (losses) from investments	(0.0457)	0.2082	(0.3855)	(1.9116)	(0.0686)

Total from investment operations	0.0709	0.4136	(0.0797)	(1.4826)	0.4421

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1809)	(0.2436)	(0.3109)	(0.4174)	(0.5021)

Change in net asset value	(0.1100)	0.1700	(0.3900)	(1.9000)	(0.0600)

Net asset value, end of year	$7.39	$7.50	$7.33	$7.72	$9.62

Total return	0.97%	5.75%	(0.88)%	(15.95)%	4.67%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$436,485	$682,115	$891,744	$1,044,580	$2,131,889
Ratio of net expenses to average net assets	0.67%	0.57%	0.60%	0.50%	0.46%
Ratio of net investment income to average net assets	1.71%	2.88%	4.24%	4.71%	5.28%
Ratio of gross expenses to average net assets*	0.97%	0.87%	0.90%	0.80%	0.76%
Portfolio turnover rate	57%	74%	56%	35%	59%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October, 31
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$5.16	$5.59	$6.86	$9.61	$9.74

Income from investment operations:
Net investment income	0.0458	0.2737	0.4179	0.4667	0.5137
Net realized and unrealized gains (losses) from investments	(0.0409)	(0.3939)	(1.2717)	(2.7462)	(0.1249)

Total from investment operations	0.0049	(0.1202)	(0.8538)	(2.2795)	0.3888

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0749)	(0.3098)	(0.4162)	(0.4705)	(0.5188)

Change in net asset value	(0.0700)	(0.4300)	(1.2700)	(2.7500)	(0.1300)

Net asset value, end of year	$5.09	$5.16	$5.59	$6.86	$9.61

Total return	0.10%	(2.25)%	(12.45)%	(24.99)%	4.07%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$7,094	$14,396	$21,115	$39,750	$195,161
Ratio of net expenses to average net assets	0.79%	0.63%	0.67%	0.54%	0.48%
Ratio of net investment income to average net assets	1.06%	5.23%	7.07%	5.16%	5.29%
Ratio of gross expenses to average net assets*	1.09%	0.93%	0.97%	0.84%	0.78%
Portfolio turnover rate	83%	66%	10%	32%	36%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$9.45	$9.49	$9.28	$10.35	$10.37

Income from investment operations:
Net investment income	0.1592	0.2236	0.3548	0.4301	0.5222
Net realized and unrealized gains (losses) from investments	(0.1204)	(0.0115)	0.2069	(1.0594)	(0.0232)

Total from investment operations	0.0388	0.2121	0.5617	(0.6293)	0.4990

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1888)	(0.2521)	(0.3517)	(0.4407)	(0.5190)

Change in net asset value	(0.1500)	(0.0400)	0.2100	(1.0700)	(0.0200)

Net asset value, end of year	$9.30	$9.45	$9.49	$9.28	$10.35

Total return	0.43%	2.28%	6.17%	(6.71)%	4.93%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$24,738	$26,006	$36,630	$60,534	$132,727
Ratio of net expenses to average net assets	0.73%	0.63%	0.59%	0.53%	0.48%
Ratio of net investment income to average net assets	1.71%	2.44%	3.92%	4.33%	5.04%
Ratio of gross expenses to average net assets*	0.73%	0.63%	0.62%	0.53%	0.48%
Portfolio turnover rate	114%	44%	59%	58%	42%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$4.52	$5.00	$6.39	$9.12	$9.29

Income from investment operations:
Net investment income	0.0895	0.3162	0.4028	0.4504	0.4810
Net realized and unrealized gains (losses) from investments	(0.0418)	(0.4711)	(1.3925)	(2.7388)	(0.1774)

Total from investment operations	0.0477	(0.1549)	(0.9897)	(2.2884)	0.3036

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.1077)	(0.3251)	(0.4003)	(0.4416)	(0.4736)

Change in net asset value	(0.0600)	(0.4800)	(1.3900)	(2.7300)	(0.1700)

Net asset value, end of year	$4.46	$4.52	$5.00	$6.39	$9.12

Total return	1.09%	(3.27)%	(15.65)%	(25.94)%	3.31%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$25,605	$29,587	$41,109	$80,239	$230,076
Ratio of net expenses to average net assets	0.72%	0.57%	0.70%	0.51%	0.48%
Ratio of net investment income to average net assets	2.03%	6.76%	7.41%	5.42%	5.19%
Ratio of gross expenses to average net assets*	0.82%	0.67%	0.80%	0.61%	0.58%
Portfolio turnover rate	174%	115%	32%	18%	39%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$8.88	$8.82	$8.86	$10.13	$10.18

Income from investment operations:
Net investment income	0.1767	0.3169	0.4225	0.4898	0.5287
Net realized and unrealized gains (losses) on investments	(0.0215)	0.0603	(0.0399)	(1.2772)	(0.0631)

Total from investment operations	0.1552	0.3772	0.3826	(0.7874)	0.4656

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.2152)	(0.3172)	(0.4226)	(0.4826)	(0.5156)

Change in net asset value	(0.0600)	0.0600	(0.0400)	(1.2700)	(0.0500)

Net asset value, end of year	$8.82	$8.88	$8.82	$8.86	$10.13

Total return	1.68%	4.37%	4.41%	(8.11)%	4.69%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$22,875	$23,023	$24,627	$59,835	$131,070
Ratio of net expenses to average net assets	0.73%	0.60%	0.68%	0.52%	0.49%
Ratio of net investment income to average net assets	2.01%	3.63%	4.83%	4.96%	5.20%
Portfolio turnover rate	93%	104%	36%	28%	39%

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND — CLASS AMF SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,				Ten Months Ended October 31, 2007*		Year Ended December 31, 2006
	2011	2010	2009	2008
Net asset value, beginning of period	$7.95	$7.11	$6.89	$10.47	$10.01		$9.77

Income (Loss) from operations:
Net investment income	0.11	0.09	0.09	0.09	0.05		0.01
Net realized and unrealized gains (losses) from investments	0.58	0.85	0.37	(2.57)	0.46		1.35

Total from investment operations	0.69	0.94	0.46	(2.48)	0.51		1.36

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.11)	(0.10)	(0.10)	(0.12)	(0.05)		(0.02)
From net realized gains on investments	—	—	(0.14)	(0.98)	—		(1.10)
Tax return of capital	—	—	—	—	—		— (a)

Total distributions	(0.11)	(0.10)	(0.24)	(1.10)	(0.05)		(1.12)

Change in net asset value	0.58	0.84	0.22	(3.58)	0.46		0.24

Net asset value, end of period	$8.53	$7.95	$7.11	$6.89	$10.47		$10.01

Total return	8.66%	13.35%	7.16%	(26.23)%	5.11%	(b)	13.83%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$76,905	$88,368	$76,669	$39,428	$57,461		$66,161
Ratio of net expenses to average net assets	1.14%	1.04%	1.24%	0.97%	1.18%	(c)	1.68%
Ratio of net investment income to average net assets	1.25%	1.23%	1.39%	1.08%	0.60%	(c)	0.09%
Ratio of gross expenses to average net assets**	1.24%	1.15%	1.45%	1.07%	1.27%	(c)	—
Portfolio turnover rate	7%	14%	14%	14%	13%		10%

*	In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.
**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Distributions per share were less than $0.005.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND — CLASS H SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Year Ended October 31,		Period Ended October 31, 2009(a)
	2011	2010
Net asset value, beginning of period	$7.95	$7.11	$5.52

Income (Loss) from operations:
Net investment income	0.12	0.11	0.07
Net realized and unrealized gains (losses) from investments	0.58	0.85	1.59

Total from investment operations	0.70	0.96	1.66

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.12)	(0.12)	(0.07)

Change in net asset value	0.58	0.84	1.59

Net asset value, end of period	$8.53	$7.95	$7.11

Total return	8.83%	13.59%	30.22%	(b)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,440	$2,937	$2,584
Ratio of net expenses to average net assets	0.99%	0.85%	0.90%	(c)
Ratio of net investment income to average net assets	1.39%	1.41%	1.56%	(c)
Ratio of gross expenses to average net assets*	0.99%	0.90%	1.05%	(c)
Portfolio turnover rate	7%	14%	14%	(d)

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period February 20, 2009 (commencement of operations) through October 31, 2009.
(b)	Not annualized.
(c)	Annualized.
(d)	The portfolio turnover rate represents the full year period of November 1, 2008 through October 31, 2009.

See notes to financial statements.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2011

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of October 31, 2011, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A.  Significant accounting policies are as follows:

SECURITY VALUATION

Money Market Fund:

Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion/amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. Open-end mutual fund investments are valued at their most recently calculated net asset value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.

Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

The Funds’ debt securities (except short-term debt instruments maturing within 60 days, which are valued at amortized cost which approximates fair value) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees of the Trust (“Board”). Pricing services may use various techniques to value securities which take into account a variety of factors including yield, quality, coupon rate, maturity date, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the Board approved fair valuation methodology of the Adviser.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment;

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

(4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Fair value pricing, including prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term instruments of sufficient credit quality maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.

Large Cap Equity Fund:

Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board.

The Funds use a three tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

maturing within 60 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2011:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund
Repurchase Agreements	$—	$19,650,000	$—	$19,650,000
Investment Companies	615	—	—	615

Total Investments				19,650,615
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	404,752,123	—	404,752,123
U.S. Government Agencies	—	13,489,932	—	13,489,932
Repurchase Agreements	—	41,634,000	—	41,634,000
Investment Companies	544	—	—	544

Total Investments				459,876,599
Ultra Short Fund
U.S. Government Agency Mortgages	—	6,765,009	—	6,765,009
Investment Companies	295,738	—	—	295,738

Total Investments				7,060,747
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	23,850,257	—	23,850,257
U.S. Government Agencies		496,865	—	496,865
Repurchase Agreements		2,992,000		2,992,000
Investment Companies	537	—	—	537

Total Investments				27,339,659
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	23,594,930	—	23,594,930
U.S. Government Agencies	—	2,188,344	—	2,188,344
Repurchase Agreements	—	7,968,000	—	7,968,000
Investment Companies	995	—	—	995

Total Investments				33,752,269
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	21,225,177	—	21,225,177
U.S. Government Agencies	—	1,041,083	—	1,041,083
Repurchase Agreements		1,076,000		1,076,000
Investment Companies	553	—	—	553

Total Investments				23,342,813
Large Cap Equity Fund
Common Stocks	77,449,840	—	—	77,449,840
Investment Companies	2,889,435	—	—	2,889,435

Total Investments				$80,339,275

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

As of October 31, 2011, there were no level 3 securities held by the Funds.

The Trust’s policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 or 2 as of October 31, 2011, based on levels assigned to securities on October 31, 2010.

LIQUIDITY AND VALUATION OF CERTAIN SECURITIES

While liquidity for government securities remains quite strong, the involvement of the federal government in the mortgage and real estate markets continues to create uncertainty for investors by reducing market liquidity. Additionally, changes in the securitization process, and changes in the mandate of the government sponsored mortgage entities (GNMA, FHLMC, and FNMA, or the “GSEs”) could impact the Fund’s future performance. For example, the federal government continues to evaluate novel strategies for modifying loan principal balances for many classes of residential mortgage-backed securities, and these strategies could negatively impact the valuation of certain holdings of the Funds. Weaker than expected economic growth or further increases in unemployment could result in an increase in loan delinquencies and home foreclosures and reduce home prices. This may also lead to accelerated loan buyouts by the GSEs, which could negatively impact fund performance. In general, these shifts in government housing and mortgage policy, particularly if they are unanticipated, could reduce market liquidity which would likely lead to lower prices for the securities held by the Funds. Illiquid securities generally are those that cannot be sold or disposed of in an orderly fashion within seven calendar days at approximately the price at which they are valued. Because the market price of illiquid securities generally is more difficult to estimate than that of more liquid securities, illiquid securities may be sold at prices that differ from the value assigned to them. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact a Fund’s net asset value.

REPURCHASE AGREEMENTS

Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

DIVIDENDS TO SHAREHOLDERS

Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund,

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B.  Fees and transactions with affiliates were as follows:

Shay Assets Management, Inc. “SAMI” serves the Trust as investment adviser (the “Adviser”). Robert Schweitzer is the current President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. “SISI”. SISI is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board and President of Shay Financial Services, Inc. “SFSI”, also a wholly-owned subsidiary of SISI.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.05% of average daily net assets for the period ended October 31, 2011. The Adviser also voluntarily reimbursed expenses of $75,272 during the period ended October 31, 2011.

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended October 31, 2011.

The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended October 31, 2011.

The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended October 31, 2011.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Adviser has contractually agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75% through February 29, 2012.

Amounts of advisory fees contractually or voluntarily waived for the Funds during the fiscal period ended October 31, 2011 are not subject to recoupment.

SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board of and the President of SFSI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for each of the Money Market Fund and the Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average net assets. The Distributor voluntarily waived a portion of its 12b-1 fee so that the Money Market Fund paid 0.05% of average daily net assets for the period ended October 31, 2011.

The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid an amount equal to 0.15% of average daily net assets for the period ended October 31, 2011.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended October 31, 2011. The Large Cap Equity Fund Class H Shares does not have a distribution fee.

The Northern Trust Company (“Northern Trust”) and the Trust have entered into a Custody Agreement, Fund Administration and Accounting Services Agreement, and Transfer Agency Service Agreement (collectively the “Services Agreements”). As compensation for its services under the Service Agreements, the Trust has agreed to pay Northern Trust an annual fee of $680,000 for the aggregate services.

The Trust has entered into a Compliance Services Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”). Pursuant to the terms of the Compliance Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief compliance officer. The chief compliance officer is responsible for administering the Trust’s compliance policies and procedures and, at least annually reviewing, the compliance policies and procedures of the Trust and the Trust’s service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services to each Fund rendered by Beacon Hill under the Compliance Services Agreement, the Trust pays Beacon Hill an annual fee of $115,000, plus reasonable out-of-pocket expenses.

The Trust has entered into a Financial Services Agreement with Beacon Hill. Pursuant to the terms of the Financial Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief financial officer. The chief financial officer is responsible for administering the Trust’s accounting policies and procedures. As compensation for the services to each Fund rendered by Beacon Hill under the Financial Services Agreement, the Trust has agreed to pay Beacon Hill an annual fee of $90,000 plus reasonable out-of-pocket expenses.

The Trust has entered into an agreement with Beacon Hill to provide governance and regulatory oversight services to the Trust. Under the terms of this agreement, Beacon Hill performs and coordinates fund governance and regulatory oversight activities of the Trust, including but not limited to, monitoring activities of its third party service providers, coordinating and filing amendments to the Trust’s registration statement and financial filings, preparing and distributing material for board meetings and maintaining all books and records as required by the federal securities laws. As compensation for its services under the agreement, the Trust pays Beacon Hill a fee at an annual rate of 0.02% of the average daily assets of the Trust for the first $1 billion and 0.015% of the average daily assets for assets in excess of $1 billion, with a minimum annual fee of $150,000 plus reasonable out-of-pocket expenses.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

C.  Transactions in shares of the Funds for the years ended October 31, 2011 and year ended October 31, 2010 were as follows:

	Money Market Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010
Share transactions Class I:
Sale of shares	88,924,266	111,344,959
Shares issued to stockholders in reinvestment of dividends	9,971	17,242
Shares repurchased	(88,586,168)	(113,398,431)

Net increase (decrease)	348,069	(2,036,230)
Shares Outstanding
Beginning of year	19,317,391	21,353,621

End of year	19,665,460	19,317,391

Share transactions Class D:
Sale of shares	—	547,890
Shares issued to stockholders in reinvestment of dividends	—	89
Shares repurchased	—	(1,549,226)

Net (decrease)	—	(1,001,247)
Shares Outstanding
Beginning of year	—	1,001,247

End of year	—	—

	Ultra Short Mortgage Fund		Ultra Short Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Share transactions:
Sale of shares	2,306,828	—	—	—
Shares issued to stockholders in reinvestment of dividends	148,245	239,831	1,900	4,746
Shares repurchased	(34,330,753)	(30,928,375)	(1,400,915)	(988,643)

Net increase (decrease)	(31,875,680)	(30,688,544)	(1,399,015)	(983,897)
Shares Outstanding
Beginning of year	90,972,292	121,660,836	2,792,485	3,776,382

End of year	59,096,612	90,972,292	1,393,470	2,792,485

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

	Short U.S. Government Fund		Intermediate Mortgage Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
Share transactions:
Sale of shares	1,285	6,523	2,232	—
Shares issued to stockholders in reinvestment of dividends	4,883	8,159	1,762	12,497
Shares repurchased	(99,785)	(1,120,280)	(808,674)	(1,700,702)

Net increase (decrease)	(93,617)	(1,105,598)	(804,680)	(1,688,205)
Shares Outstanding
Beginning of year	2,753,515	3,859,113	6,541,883	8,230,088

End of year	2,659,898	2,753,515	5,737,203	6,541,883

	U.S. Government Mortgage Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010
Share transactions:
Sale of shares	1,160	—
Shares issued to stockholders in reinvestment of dividends	3,123	4,963
Shares repurchased	(2,916)	(203,184)

Net increase (decrease)	1,367	(198,221)
Shares Outstanding
Beginning of year	2,593,826	2,792,047

End of year	2,595,193	2,593,826

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

	Large Cap Equity Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010
Share transactions Class AMF:
Sale of shares	164,076	1,356,290
Shares issued to stockholders in reinvestment of dividends	85,795	104,311
Shares repurchased	(2,342,733)	(1,134,197)

Net increase (decrease)	(2,092,862)	326,404
Shares Outstanding
Beginning of year	11,109,865	10,783,461

End of year	9,017,003	11,109,865

Share transactions Class H:
Sale of shares	52,269	21,203
Shares issued to stockholders in reinvestment of dividends	5,607	5,690
Shares repurchased	(23,825)	(20,952)

Net increase (decrease)	34,051	5,941
Shares Outstanding
Beginning of pd	369,283	363,342

End of year	403,334	369,283

D.  For the year ended October 31, 2011, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
Purchases	$—	$—	$—	$—	$—	$5,467,759
Sales	31,260,154	194,004	—	—	—	20,535,870

For the year ended October 31, 2011, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund
Purchases	$281,155,849	$7,460,547	$27,382,812	$44,570,534	$20,488,164
Sales	514,999,905	14,272,330	28,117,973	47,792,642	20,987,214

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

E.  FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2011, and 2010 were as follows:

Fund Name	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Money Market Fund	$10,875	$10,875	$10,875
Ultra Short Mortgage Fund	13,217,584	13,217,584	13,217,584
Ultra Short Fund	158,068	158,068	158,068
Short U.S. Government Fund	527,590	527,590	527,590
Intermediate Mortgage Fund	655,601	655,601	655,601
U.S. Government Mortgage Fund	562,800	562,800	562,800

2010	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Money Market Fund	$19,005	$19,005	$19,005
Ultra Short Mortgage Fund	29,551,205	29,551,205	29,551,205
Ultra Short Fund	1,182,936	1,182,936	1,182,936
Short U.S. Government Fund	904,883	904,883	904,883
Intermediate Mortgage Fund	2,724,267	2,724,267	2,724,267
U.S. Government Mortgage Fund	894,265	894,265	894,265
*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2011 and 2010 for the Large Cap Equity Fund were as follows:

2011	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$1,043,863	$—	$1,043,863	$—	$1,043,863

2010	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$1,162,182	$—	$1,162,182	$—	$1,162,182

At October 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AMF Money Market Fund	$19,650,615	$—	$—	$—
AMF Ultra Short Mortgage Fund	452,128,296	8,996,835	(1,248,532)	7,748,303
AMF Ultra Short Fund	6,994,333	94,175	(27,761)	66,414
AMF Short U.S. Government Fund	26,941,140	505,446	(106,927)	398,519
AMF Intermediate Mortgage Fund	33,377,050	378,918	(3,699)	375,219
AMF U.S. Government Mortgage Fund	22,389,309	971,930	(18,426)	953,504
AMF Large Cap Equity Fund	58,585,146	25,788,859	(4,034,730)	21,754,129

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market Fund	$61	$—	$61	$(61)	$(814)	$—	$(814)
Ultra Short Mortgage Fund	772,716	—	772,716	(728,540)	(368,690,786)	7,748,303	(360,898,307)
Ultra Short Fund	12,404	—	12,404	(8,802)	(29,859,308)	66,414	(29,789,292)
Short U.S. Government Fund	32,506	—	32,506	(30,090)	(9,361,325)	398,519	(8,960,390)
Intermediate Mortgage Fund	31,729	—	31,729	(31,781)	(55,127,296)	375,219	(54,752,129)
U.S. Government Mortgage Fund	43,412	—	43,412	(41,544)	(10,827,625)	953,504	(9,872,253)
Large Cap Equity Fund	50,190	1,746,753	1,796,943	—	—	21,754,129	23,551,072

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

At October 31, 2011, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires	Amount	Expires
Money Market Fund	$407	2013	$407	2015

Ultra Short Mortgage Fund	24,633,492	2012	7,491,105	2016
Ultra Short Mortgage Fund	19,172,685	2013	9,348,253	2017
Ultra Short Mortgage Fund	13,969,341	2014	290,225,068	2018
Ultra Short Mortgage Fund	1,808,482	2015	2,013,187	2019

Ultra Short Fund	1,616,100	2012	3,451,774	2016
Ultra Short Fund	1,507,357	2013	307,673	2017
Ultra Short Fund	1,784,218	2014	20,036,732	2018
Ultra Short Fund	1,128,003	2015	27,453	2019

Short U.S. Government Fund	104,641	2012	357,577	2015
Short U.S. Government Fund	1,805,629	2013	1,071,031	2016
Short U.S. Government Fund	880,563	2014	5,140,920	2017

Intermediate Mortgage Fund	2,261,965	2012	2,299,353	2016
Intermediate Mortgage Fund	1,821,864	2013	5,641,899	2017
Intermediate Mortgage Fund	2,863,116	2014	38,873,400	2018
Intermediate Mortgage Fund	1,013,863	2015	351,065	2019

U.S. Government Mortgage Fund	2,721,813	2012	4,846,874	2018
U.S. Government Mortgage Fund	3,057,928	2014	201,009	2019
*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

During the fiscal year ended October 31, 2011, Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund had net capital loss carry-forward amounts expire of $181,035, $33,378,700, $1,849,300, $3,013,622, and $1,808,782, respectively.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

OCTOBER 31, 2011

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October, 31, 2012. Although the Act provides several benefits, including the unlimited carry- forward of future capital losses, there may be a greater likelihood that all or a portion of the fund’s pre-enactment capital loss carry-forward may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carry-forward. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Tax Information” section of the notes to financial statements beginning in 2012 reporting periods.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

F.  NEW ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

G.  DISTRIBUTOR LEGAL PROCEEDINGS

On December 28, 2010, West Texas National Bank (“WTNB”) commenced a FINRA arbitration proceeding against Shay Financial. WTNB alleges violation of state securities laws, negligent misrepresentation, breach of fiduciary duty, and other theories, and seeks damages in excess of approximately $27.6 million relating to alleged losses from investments in mortgage-backed securities.

On August 18, 2011, Citizens Community Federal (“CCF”) commenced a FINRA arbitration proceeding against Shay Financial. CCF alleges breach of fiduciary duties, negligent misrepresentation, and seeks damages in excess of approximately $14 million relating to alleged losses from investments in mortgage-backed securities.

On September 12, 2011, El Dorado Savings Bank (“EDSB”) commenced a FINRA arbitration proceeding against Shay Financial, Rodger D. Shay, and Rodger D. Shay Jr. EDSB alleges violations of federal and state securities laws, and other theories, seeking damages in excess of approximately $3-$5 million for alleged losses on investments in AMF Funds.

On November 11, 2011, Town North Bank, N.A. (“TNB”) commenced a civil action in the U.S. District Court, Northern District of Texas, against Shay Financial and others. TNB alleges violations of federal securities law, fraud, and breach of fiduciary duty, and seeks approximately $64 million in damages from Shay Financial relating to alleged losses from invest-

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (concluded)

OCTOBER 31, 2011

ments in mortgage-backed securities and collateralized debt obligations.

There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets Management, Inc., Shay Financial Services Inc., Rodger D. Shay and/or Rodger D. Shay, Jr. The Distributor is unable to predict the potential range of monetary exposure, if any, but believe that claims asserted in each of the above-referenced actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Distributor.

H.  SUBSEQUENT EVENTS

The Funds evaluated subsequent events from October 31, 2011, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

the Asset Management Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, U.S. Government Mortgage Fund, and Large Cap Equity Fund (collectively referred to as the “Funds’’) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Large Cap Equity Fund for the year ended December 31, 2006 were audited by other auditors, whose report, dated February 20, 2007, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Chicago, Illinois

December 23, 2011

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2011 (Unaudited)

Other Federal Income Tax Information

For the year ended October 31, 2011, certain distributions paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2011 Form 1099-DIV.

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended October 31, 2011, qualify for corporate dividends received deduction for the following Fund:

Fund	Percentage
Large Cap Equity Fund	100%

For the year ended October 31, 2011, the following Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Fund	Percentage
Large Cap Equity Fund	100%

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

OCTOBER 31, 2011 (Unaudited)

Trustees and Officers of Asset Management Fund

Name, Address and Age	Position(s) Held with Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Independent Trustees

David F. Holland 17 Ledgewood Circle Topsfield, MA 01983 Age: 69	Trustee since 1993 and from 1988 to 1989. Indefinite Term of Office	Retired; Chairman of the Board, Chief Executive Officer and President, BostonFed Bancorp Inc. from 1995 to 2005; Chairman of the Board from 1989 to 2005 and Chief Executive Officer from 1986 to 2005, Boston Federal Savings Bank.	7

Gerald J. Levy 4000 W. Brown Deer Road Milwaukee, WI 53209 Age: 79	Lead Independent Trustee, Vice Chairman of the Board since 1997 and Trustee since 1982. Indefinite Term of Office	Chairman since 1984 and Director since 1963, Guaranty Bank, F.S.B.	7	FISERV, Inc.; Guaranty Financial; Federal Home Loan Bank of Chicago

William A. McKenna, Jr. 42 Dorothy Grace Road Saugerties, NY 12477 Age: 74	Trustee since 2002. Indefinite Term of Office	Retired; Chairman and Chief Executive Officer from 1992 to 2004 and President from 1985 to 2001, Ridgewood Savings Bank.	7

RSGroup Trust Company; RetirementSystem Group, Inc.; Irish Educational Development Foundation, Inc.; The Catholic University of America; RSI Retirement Trust; St. Vincent’s Services; Boys Hope Girls Hope; Calvary Hospital Fund; St. Aloysius School; American Institute of Certified Public Accountants; TransVideo Communications, Inc.

Maria F. Ramirez 675 3rd Avenue, 11th Floor New York, NY 10017 Age: 63	Trustee since 2005. Indefinite Term of Office	President and Chief Executive Officer, Maria Fiorini Ramirez Inc. (a global economic and financial consulting firm) since 1992.	7	Schroder Hedge Funds Bermuda; Pace University; Sovereign Bank; Security Mutual Insurance Company

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

OCTOBER 31, 2011 (Unaudited)

Trustees and Officers of Asset Management Fund (continued)

Name, Address and Age	Position(s) Held with Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Interested Trustees[1]

Rodger D. Shay[2] 1000 Brickell Avenue Miami, FL 33131 Age: 75	Chairman of the Board since 1997 and Trustee since 1993 and from 1985 to 1990. Indefinite Term of Office	Chairman and Director of Shay Investment Services, Inc. and Shay Financial Services, Inc. since 1997.	7	Shay Assets Management, Inc.

Rodger D. Shay, Jr.[2] 230 West Monroe Street Suite 2810 Chicago, IL 60606 Age: 52	Trustee since 2002. Indefinite Term of Office President since 2005. Term of Office Expires 2011	President and Chief Executive Officer of Shay Financial Services, Inc. since 1997; President, Shay Assets Management, Inc. from 2005 to 2008.	7	Family Financial Holdings, LLC; First Financial Bank and Trust

Officers

Robert T. Podraza 1000 Brickell Avenue Miami, FL 33131 Age: 67	Vice President and Assistant Treasurer since 1998. Term of Office Expires 2011	Chief Compliance Officer, Shay Assets Management since 2010, Vice President, Shay Investment Services, Inc. since 1990; Vice President and Chief Compliance Officer, Shay Financial Services, Inc. since 1990 and 1997, respectively; Vice President, Shay Assets Management, Inc. since 1990.	N/A	None

Trent M. Statczar 4041 N. High Street Suite 402 Columbus, OH 43214 Age: 40	Treasurer since 2009. Term of Office Expires 2011	Director, Beacon Hill Fund Services, Inc. 2008 to present; Senior Vice President of Citi Fund Services Ohio, Inc. from 2007 to 2008; Vice President Citi Fund Services Ohio, Inc. from 2004 to 2007.	N/A	None

Rodney L. Ruehle 4041 N. High Street Suite 402 Columbus, OH 43214 Age: 43	Chief Compliance Officer since 2009. Term of Office Expires 2011	Director, Beacon Hill Fund Services, Inc. 2008 to present; Vice President, CCO Services, Citi Fund Services, Inc. from 2004 to 2008; Director, Fund Administration, Citi Fund Services, Inc. from 1995 to 2004.	N/A	None

Christine A. Cwik 230 West Monroe Street Suite 2810 Chicago, IL 60606 Age: 62	Assistant Secretary since 1999. Term of Office Expires 2011	Executive Secretary, Shay Assets Management, Inc. since 1999.	N/A	None

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

OCTOBER 31, 2011 (Unaudited)

Trustees and Officers of Asset Management Fund (concluded)

Name, Address and Age	Position(s) Held with Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Eimile J. Moore 4041 N. High Street Suite 402 Columbus, OH 43214 Age: 42	Assistant Secretary since 2011. Term of Office Expires 2012	Director, Business Management and Governance Services at Beacon Hill Fund Services, Inc. September 2011 to present; Vice President, JP Morgan Distribution Services, Inc. from 2006 - 2011.	N/A	None
1	A trustee is an “interested person” of the Trust under the 1940 Act because he holds certain positions with the Trust’s Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust’s Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.
2	Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

OCTOBER 31, 2011 (Unaudited)

A.  SECURITY ALLOCATION:

MONEY MARKET FUND

Security Allocation	Percentage of Net Assets
Repurchase Agreements	100.0%
Investment Companies	0.0%

Total	100.0%

ULTRA SHORT MORTGAGE FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	53.3%
Fixed Rate Mortgage-Related Securities	39.4%
U.S. Government Agency Securities	3.1%
Investment Companies	0.0%
Repurchase Agreements	9.6%

Total	105.4%

ULTRA SHORT FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	65.6%
Fixed Rate Mortgage Related Securities	29.7%
Investment Companies	4.2%

Total	99.5%

SHORT U.S. GOVERNMENT FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	34.4%
Fixed Rate Mortgage-Related Securities	62.0%
U.S. Government Agency Securities	2.0%
Investment Companies	0.0%
Repurchase Agreements	12.1%

Total	110.5%

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

OCTOBER 31, 2011 (Unaudited)

INTERMEDIATE MORTGAGE FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	13.0%
Fixed Rate Mortgage-Related Securities	79.2%
U.S. Government Agency Securities	8.5%
Investment Companies	0.0%
Repurchase Agreements	31.1%

Total	131.8%

U.S. GOVERNMENT MORTGAGE FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	35.0%
Fixed Rate Mortgage-Related Securities	57.8%
U.S. Government Agency Securities	4.5%
Investment Companies	0.0%
Repurchase Agreements	4.7%

Total	102.0%

LARGE CAP EQUITY FUND

Security Allocation	Percentage of Net Assets
Common Stocks	96.4%
Investment Companies	3.6%

Total	100.0%

B.  EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

OCTOBER 31, 2011 (Unaudited)

		Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expense Paid During Period* 5/1/11 - 10/31/11	Expense Ratio During Period** 5/1/11 - 10/31/11
Money Market Fund		$1,000.00	$1,000.20	$0.05	0.01%
Ultra Short Mortgage Fund		1,000.00	1,008.80	3.44	0.68%
Ultra Short Fund		1,000.00	1,002.90	4.44	0.88%
Short U.S. Government Fund		1,000.00	1,010.30	3.80	0.75%
Intermediate Mortgage Fund		1,000.00	1,018.20	3.82	0.75%
U.S. Government Mortgage Fund		1,000.00	1,024.90	3.83	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	975.80	5.63	1.13%
	Class H	1,000.00	976.50	4.88	0.98%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expense Paid During Period* 5/1/11 - 10/31/11	Expense Ratio During Period** 5/1/11 - 10/31/11
Money Market Fund		$1,000.00	$1,025.16	$0.05	0.01%
Ultra Short Mortgage Fund		1,000.00	1,021.78	3.47	0.68%
Ultra Short Fund		1,000.00	1,020.77	4.48	0.88%
Short U.S. Government Fund		1,000.00	1,021.42	3.82	0.75%
Intermediate Mortgage Fund		1,000.00	1,021.42	3.82	0.75%
U.S. Government Mortgage Fund		1,000.00	1,021.42	3.82	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,019.51	5.75	1.13%
	Class H	1,000.00	1,020.27	4.99	0.98%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (concluded)

OCTOBER 31, 2011 (Unaudited)

C.  OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

DISTRIBUTOR

Shay Financial Services, Inc.

230 West Monroe Street, Suite 2810

Chicago, IL 60606

INVESTMENT ADVISER

Shay Assets Management, Inc.

230 West Monroe Street, Suite 2810

Chicago, IL 60606

GOVERNANCE AND REGULATORY SERVICES

Beacon Hill Fund Services, Inc.

4041 N. High St.

Columbus, OH 43214

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT

Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

LEGAL COUNSEL

Vedder Price, P.C.

222 North LaSalle Street

Chicago, IL 60601

CUSTODIAN

Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

AMF-ANN-1011

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is David F. Holland, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $159,500 and $156,250 in fiscal years 2011 and 2010 respectively, including fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-SAR.

(b) Audit-Related Fees. There were no audit related fees billed in fiscal years 2011 and 2010.

(c) Tax Fees. Fees for tax compliance and review services totaled $27,500 and $26,925 in fiscal years 2011 and 2010, respectively.

(d) All Other Fees. There were no other fees in fiscal years 2011 and 2010.

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the trust’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to the fund, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) None of the services summarized in (b)–(d), above, were approved by the audit committee pursuant to rule 2-01(c)(7)(i)(C) of regulation S-X.

(f) Not applicable

(g) There were no aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant in fiscal years 2011 or 2010.

(h) There were no non-audit services billed for fiscal years 2011 or 2010.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Senior Financial Officers is filed herewith

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certification required by Item 12(b) of Form N-CSR is furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer

Date: January 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr.
President

Date: January 4, 2012

By (Signature and Title)

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer

Date: January 4, 2012